Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions
Summary of relationship of related Parties
Name of Related Party	Relationship to the Group
Zhengyu Wang	CEO of Epakia Inc., the husband of Yefang Zhang, and a controlling shareholder of the Company
Yefang Zhang	Director, Chairwoman of the Board, and a controlling shareholder of the Company
Wangfeng Yan (i)	Formerly Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang and Yefang Zhang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	Controlled by Wangfeng Yan
Forasen Group	Controlled by Zhengyu Wang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	Controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang

Schedule of balances due to related parties
	June 30,	December 31,
	2025	2024
Mr. Zhengyu Wang	$-	$118,025
	June 30,	December 31,
	2025	2024
Mr. Zhengyu Wang and his affiliates	$40,823	$-
Mr. Wangfeng Yan and his affiliates	-	11,576
Total	$40,823	$11,576